Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (16,623,152)	$ (1,382,276)
Adjustments to Reconcile Net Loss to Net Cash used in Operating Activities:
Depreciation and Depletion	151,188	152,982
Loss Attributable to Non-Controlling Interests	(2,233)	0
Non-cash Portion of Interest on Convertible Debt	978,896	20,940
Issuance of Stock for Services	47,600	0
Asset Write Down	9,893	989
(Gain) Loss on Sale of Equipment	0	(14,500)
Gain on Extinguishment of Debt	975,770	(16,894)
Amortization of Debt Discount	1,655,208	170,575
Change in Fair Value of Derivative Liability	10,059,317	(274,376)
Changes in:
Inventory	288,982	(262,785)
Accounts Receivable	18,844	(18,844)
Prepaid Expenses	952	(10,730)
Accounts Payable	446,571	(129,447)
Accrued Expenses	121,764	169,045
Accrued Interest	319,181	255,693
NET CASH USED IN OPERATING ACTIVITIES	(1,551,219)	(1,339,628)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases and Development of Property and Equipment	(196,141)	(207,690)
Investment in Reclamation Bond	(1,158)	0
Net Change in Deposits	3,524	6,527
Proceeds from Sale of Equipment	0	14,500
NET CASH USED IN INVESTING ACTIVITIES	(193,775)	(186,663)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on Related Party Debt	(68,562)	0
Payments on Note Payable	(27,900)	0
Proceeds from Notes Payable	0	153,000
Proceeds from Related Party Debt	0	139,886
Proceeds from Promissory Notes	1,513,700	807,427
Proceeds from Convertible Notes	236,500	500,000
NET CASH PROVIDED IN FINANCING ACTIVITIES	1,653,738	1,600,313
NET CHANGE IN CASH AND CASH EQUIVALENTS	(91,256)	74,022
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	103,454	29,432
CASH AND CASH EQUIVALENTS AT END OF PERIOD	12,198	103,454
Cash paid during the year for:
Interest	0	0
Income Taxes	0	0
Non-cash financing and investing activities:
Assignment of Portion of Promissory Note to Convertible Note	1,341,900	1,000,000
Assignment of Promissory Notes Accrued Interest to Convertible Note	150,300	0
Conversion of Notes Payable into Common Stock	4,101,992	938,392
Conversion of Accrued Expenses into Common Stock	637,440	0
Conversion of Accrued Interest into Common Stock	95,796	0
Stock Issued for Mineral Rights	0	20,000
Stock Issued for Settlement Payment	0	60,000
Assignment of Related Party Note to Note Payable	239,811	0
Accrued Interest added to Note Principal	$ 196,541	$ 188,185